Commitments and Contingencies (Schedule of Future Lease Payments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
2013	$ 809,400
2014	797,700
2015	821,600
2016	846,200
2017	356,900
Rent expenses	$ 800,000	$ 800,000	$ 1,000,000